ADVANCES FROM THE FEDERAL HOME LOAN BANK	6 Months Ended
Dec. 31, 2011
Banking and Thrift [Abstract]
Federal Home Loan Bank Advances, Disclosure [Text Block]

NOTE G - ADVANCES FROM THE FEDERAL HOME LOAN BANK

Advances from the Federal Home Loan Bank, collateralized at June 30, 2011 and 2010 by pledges of certain residential mortgage loans totaling $37.6 million and $46.4 million, respectively, and the Banks’ investment in Federal Home Loan Bank stock, are summarized as follows:

Maturing year ended June 30, 2011
(in thousands)
2012	$3,184
2013	7,810
2014	7,555
2015	2,366
2016	623
2017	431
2018	2,328
2019-2030	952
$25,249
Premium assigned to borrowings in Frankfort First acquisition, net of amortization	12
$25,261

At June 30, 2011 interest rates for advances were fixed ranging from 1.11% to 6.95%, with a weighted-average interest rate of 2.50%.

Maturing year ended June 30, 2010
(in thousands)
2011	$11,640
2012	3,184
2013	7,810
2014	2,555
2015	2,366
2016	623
2017	431
2018-2030	3,280
$31,889
Premium assigned to borrowings in Frankfort First acquisition, net of amortization	120
$32,009

At June 30, 2010 interest rates for advances were fixed ranging from 3.95% to 6.95%, with a weighted-average interest rate of 5.84%.

Each advance is payable at its maturity date, with a prepayment penalty for fixed rate advances.